Mar. 01, 2020

AMG FUNDS IV

AMG Managers DoubleLine Core Plus Bond Fund	AMG River Road Dividend All Cap Value Fund
AMG Managers Fairpointe Mid Cap Fund	AMG River Road Focused Absolute Value Fund
AMG Managers LMCG Small Cap Growth Fund	AMG River Road Long-Short Fund
AMG Managers Montag & Caldwell Growth Fund	AMG River Road Small-Mid Cap Value Fund
AMG Managers Pictet International Fund	AMG River Road Small Cap Value Fund
AMG Managers Silvercrest Small Cap Fund

Supplement dated May 15, 2020 to the Prospectus,

dated March 1, 2020, as supplemented March 13, 2020 and March 23, 2020

The following information supplements and supersedes any information to the contrary relating to AMG Managers DoubleLine Core Plus Bond Fund, AMG Managers Fairpointe Mid Cap Fund, AMG Managers LMCG Small Cap Growth Fund, AMG Managers Montag & Caldwell Growth Fund, AMG Managers Pictet International Fund, AMG Managers Silvercrest Small Cap Fund, AMG River Road Dividend All Cap Value Fund, AMG River Road Focused Absolute Value Fund, AMG River Road Long-Short Fund, AMG River Road Small-Mid Cap Value Fund and AMG River Road Small Cap Value Fund (each, a “Fund” and collectively, the “Funds”), each a series of AMG Funds IV (the “Trust”), contained in the Funds’ Prospectus (the “Prospectus”), dated and supplemented as noted above.

Effective immediately, the Prospectus is hereby amended as follows:

In the sub-section titled “Principal Risks” in the “Summary of the Funds” section for each Fund, “Market Risk” is hereby deleted and replaced with the following:

Market Risk—market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including economic, political, or market conditions, or other factors including terrorism, war, natural disasters and the spread of infectious illness or other public health issues, including epidemics or pandemics such as the COVID-19 outbreak in 2020, or in response to events that affect particular industries or companies.

The sub-section titled “Principal Risks” in the “Summary of the Funds” section for AMG Managers Pictet International Fund is hereby revised to reflect that the Fund is subject to the following additional risk, which is hereby added after “GARP Style Risk”:

Geographic Focus Risk—to the extent the Fund focuses its investments in a particular country, group of countries or geographic region, the Fund is particularly susceptible to economic, political, regulatory or other events or conditions affecting such countries or region, and the Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund and may result in losses.

Japan. The Fund is highly susceptible to the social, political, economic, regulatory and other conditions or events that may affect Japan’s economy. The Japanese economy is heavily dependent upon international trade, and, therefore, is particularly exposed to the risks of currency fluctuation, foreign trade policy and regional and global economic disruption, including the risk of increased tariffs, embargoes, and other trade limitations or factors. Japanese government policy has been characterized by economic regulation, intervention, protectionism and large government deficits. The Japanese economy is also challenged by an unstable financial services sector, highly leveraged corporate balance sheets and extensive cross-ownership among major corporations. Structural social and labor market changes, including an aging workforce, population decline and traditional aversion to labor mobility may adversely affect Japan’s economic competitiveness and growth potential. The potential for natural disasters, such as earthquakes, volcanic eruptions, typhoons and tsunamis, could also have significant negative effects on Japan’s economy.